BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS

7. BORROWINGS

In October 2009, certain subsidiaries of the Company entered into a short term revolving facility agreement with a bank. Under the agreement, the bank agreed to grant a credit facility of US$7.5 million. In consideration of the extension of the foregoing credit facility, the subsidiaries agreed to assign certain of their accounts receivable to the bank as collateral. In July, 2010, the original agreement was superseded by a series of new facility agreements with a maximum borrowing capacity of US$15.0 million. In June, 2011, resulting from a renewal of the series of facility agreements, the maximum borrowing capacity increased to US$20.0 million. The detailed terms as below:

A short term revolving facility agreement not exceeding US$13.0 million, increased from US$12.5 million before the renewal

Under the renewed facility agreement, the subsidiaries can either issue letters of credit guaranteed by the bank up to US$5.0 million unchanged after the renewal through a one-year period bearing a commission at the rate of 0.15% quarterly for each letter of credit; or make financing by assigning certain of their accounts receivable as collateral up to US$5.0 million unchanged after the renewal through a three-month period bearing an interest at the rate of Libor + 4.5% per annum; or make financing up to US$8.0 million increased from US$7.5 million before the renewal with interest-free for hedging and risk management derivative transactions with the bank through a two-year period.

A pledged facility agreement in the amount of US$7.0 million unchanged

This facility agreement includes a $2.0 million three-month revolving facility bearing interest at the rate of Libor + 4.5% per annum for borrowings in US dollars and 90% of the prevailing base lending rate set by PBOC for borrowings in RMB and a $5.0 million three-year fixed term facility bearing interest at the rate of Libor + 4.5% per annum for borrowings in US dollars and the prevailing base lending rate set by PBOC for borrowings in RMB. The Group agreed to assign certain of its buildings and constructions in progress in accompany with the land use right as the pledge up to RMB 39.6 million (US$5.98 million) for any draw down under the facility agreement. In addition of the pledge, the facility agreement also contains financial covenants that require the Group to meet certain ratio for debt to earnings before interest, tax, depreciation and amortization (“EBITDA”). The financing under the three-year fixed term facility is restricted to be only used on the subsidiaries’ capital expenditure activities.

The Group did not draw down any amount under the short term revolving facility or pledged facility as of December 31, 2010 and 2011. At December 31, 2011, the Group was in compliance with the terms of the facility agreements, including covenants.

In October 2009, certain subsidiaries of the Company signed a 60-day revolving facility offer letter with a bank. Under the letter, the bank agreed to grant a credit facility up to US$6.5 million and to purchase the subsidiaries’ accounts receivable with full recourse. The facility bears interest at the rate of Libor + 2% per annum for a one year period through October 12, 2010. In September, 2011, a new 60-day revolving facility offer letter was entered into between the bank and certain subsidiaries of the Company. Under the new letter, the bank agreed to grant a credit facility up to US$3.0 million and to purchase the subsidiaries’ accounts receivable with full recourse. The facility bears interest at the rate of Libor + 2% per annum. During 2011, the Company has not used the facility and did not sell any accounts receivable. There was no outstanding loan balance under both the old and new facilities as of December 31, 2010 and 2011, respectively. At December 31, 2011, the Group was in compliance with the terms of the facility agreements.

In March 2010, certain subsidiaries of the Company entered into short term revolving facility agreements with a bank. Under the agreements, the bank agreed to grant total credit facility of RMB35.0 million (US$5.3 million), for a one year period through March 2011. The Group had drawn down RMB19.6 million (US$2.9 million) bearing interest at the rate of 4.86% during 2010. All such loans have been repaid and there was no outstanding loan balance under these facilities as of December 31, 2010 and 2011, respectively.

In July 2010, certain subsidiaries of the Company entered into a loan agreement with a bank in relation to an one-year loan in the principal amount of RMB10.0 million (US$1.51 million) bearing interest at the rate of 120% of the prevailing base lending rate set by PBOC for borrowings in RMB . The Group had drawn down RMB5.0 million (US$0.75 million) in 2010 and the outstanding loan balances as of December 31, 2010 and 2011 were US$0.75 million in short-term bank borrowings on the balance sheet and nil, respectively. The actual weighted average interest rates for the years ended December 31, 2010 and 2011 were 6.672% and 7.092%, respectively. At December 31, 2011, the Group was in compliance with the terms of the loan agreement.